Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Incurred net loss	$ 6,720,000
Operating activities amount	3,450,000
Net proceeds from issuance of common shares	$ 20,222,188		$ 6,760,000
Realized gain percentage	25.00%
Excess of accumulated realized gain percentage	20.00%
Exceeding portion of total realized gain percentage	70.00%
Unrealized gain	$ 500,000	200,000
Net realized gain	540,000	1,900,000
Gross realized gain	70,000.00	6,300,000
Investment management fee	470,000	4,400,000
Impairment loss on long-lived assets other	217,257	0	813,344
Impairment loss on goodwill	$ 0	$ 0	335,570
Non-controlling interest percentage		100.00%
Recent adoption of accounting pronouncement, description	On January 1, 2019, the Company adopted ASU 2016-02, Leases (together with all amendments subsequently issued thereto, “ASC Topic 842”), using the modified retrospective method. The Company elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, previously reported financial information has not been restated to reflect the application of the new standard to the comparative periods presented. The Company elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among others, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and did not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease.
Number of sources generated revenue	2
Allowance for sales revenue	$ 0	$ 0	60,000.00
Contract liabilities	109,959	90,834
Contract liabilities as revenue	163,074	56,983	158,274
Shipping and handling expenses	4,864	620	287,385
Advertising costs	$ 22,019	$ 144	$ 22,221
Number of segments	2
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest percentage	50.00%
Far Ling’s Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest percentage				49.00%
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business combination equity interests acquired percentage				51.00%
Bo Ling’s Chinese Restaurant, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business combination equity interests acquired percentage				100.00%